EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 54,015	$ 51,677	$ 30,539
Weighted average number of shares for the purpose of basic earnings per share (in shares)	36,586	35,746	34,919
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	37,674	36,685	36,094
BASIC EARNINGS PER SHARE (in usd per share)	$ 1.48	$ 1.45	$ 0.87
DILUTED EARNINGS PER SHARE (in usd per share)	$ 1.43	$ 1.41	$ 0.84